Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(311)								(311)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		49								49
Net income/(loss)		1,034	832				832			202
Total other comprehensive income/(loss), net of tax		228	222						222	6
Issuance of common shares		1,323	1,323	2	1,321
Sale of treasury shares		3,775	3,775		(1)			3,776
Repurchase of treasury shares		(3,862)	(3,862)					(3,862)
Share-based compensation, net of tax		(88)	(87)		(197)			110		(1)
Financial instruments indexed to own shares		(16)	(16)		(16)
Dividends paid		(1,150)	(1,125)				(114)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(25)
Changes in redeemable noncontrolling interests		(6)	(6)		(6)
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance at Mar. 31, 2012		40,864	33,585	49	22,262		27,097	0	(15,823)	7,279
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(194)								(194)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		42								42
Net income/(loss)		820	788				788			32
Total other comprehensive income/(loss), net of tax		1,096	911						911	185
Issuance of common shares		1,319	1,319	2	1,317
Sale of treasury shares		1,922	1,922		(33)			1,955
Repurchase of treasury shares		(2,128)	(2,128)					(2,128)
Share-based compensation, net of tax		(488)	(487)		(594)			107		(1)
Financial instruments indexed to own shares		(57)	(57)		(57)
Dividends paid		(1,137)	(1,125)				(114)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(12)
Changes in redeemable noncontrolling interests		2	2		2
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(163)								(163)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		294								294
Net income/(loss)		1,383	1,303				1,303			80
Total other comprehensive income/(loss), net of tax		965	838						838	127
Issuance of common shares		471	471	1	470
Sale of treasury shares		2,183	2,183		(26)			2,209
Repurchase of treasury shares		(2,303)	(2,303)					(2,303)
Share-based compensation, net of tax		(243)	(243)		(350)			107
Financial instruments indexed to own shares		80	80		80
Dividends paid		(11)
Cash dividends paid to noncontrolling interest holders										(11)
Changes in redeemable noncontrolling interests		(2)	(2)		(2)
Change in scope of consolidation, net		8								8
Balance at Mar. 31, 2013		44,946	37,825	54	23,808		29,474	(446)	(15,065)	7,121
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(379)								(379)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	298								298
Net income/(loss)		2,545	2,348				2,348			197
Total other comprehensive income/(loss), net of tax		820	702						702	118
Issuance of common shares		4,185	4,185	11	4,174
Sale of treasury shares		5,674	5,674		(45)			5,719
Repurchase of treasury shares		(5,479)	(5,479)					(5,479)
Share-based compensation, net of tax		(218)	(218)		(375)	[3]		157
Financial instruments indexed to own shares	[4]	(80)	(80)		(80)
Dividends paid		(406)	(383)				(114)
Dividends paid out of reserves from capital contributions	[5]				(269)
Cash dividends paid to noncontrolling interest holders										(23)
Changes in redeemable noncontrolling interests		(5)	(5)		(5)
Change in scope of consolidation, net		8								8
Balance at Jun. 30, 2013		49,407	42,402	64	27,196		30,405	(62)	(15,201)	7,005
Balance at Mar. 31, 2013		44,946	37,825	54	23,808		29,474	(446)	(15,065)	7,121
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(216)								(216)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	4								4
Net income/(loss)		1,162	1,045				1,045			117	[6]
Total other comprehensive income/(loss), net of tax		(145)	(136)						(136)	(9)
Issuance of common shares		3,714	3,714	10	3,704
Sale of treasury shares		3,491	3,491		(19)			3,510
Repurchase of treasury shares		(3,176)	(3,176)					(3,176)
Share-based compensation, net of tax		25	25		(25)	[7]		50
Dividends paid		(395)	(383)				(114)
Dividends paid out of reserves from capital contributions	[5]				(269)
Cash dividends paid to noncontrolling interest holders										(12)
Changes in redeemable noncontrolling interests		(3)	(3)		(3)
Balance at Jun. 30, 2013		49,407	42,402	64	27,196		30,405	(62)	(15,201)	7,005

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Includes a net tax charge of CHF 10 million from the excess recognized compensation expense over fair value of shares delivered.
[4]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[5]	Paid out of reserves from capital contributions.
[6]	Net income attributable to noncontrolling interests excludes CHF 2 million due to redeemable noncontrolling interests.
[7]	Includes a net tax benefit of CHF 20 million from the excess fair value of shares delivered over recognized compensation expense.